Consolidated Statement Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating revenues
Service	$ 3,594,773	$ 4,098,856	$ 4,053,797
Equipment sales	324,063	353,228	289,549
Total operating revenues	3,918,836	4,452,084	4,343,346
Operating expenses
System operations (excluding Depreciation, amortization and accretion reported below)	763,435	946,805	929,379
Cost of equipment sold	999,000	935,947	791,802
Selling, general and administrative (including charges from affiliates of $99.2 million, $104.3 million and $104.1 million in 2013, 2012 and 2011)	1,677,395	1,764,933	1,769,701
Depreciation, amortization and accretion	803,781	608,633	573,557
(Gain) loss on asset disposals, net	30,606	18,088	9,889
(Gain) loss on sale of business and other exit costs, net	(246,767)	21,022
(Gain) loss on license sales and exchanges	(255,479)		(11,762)
Total operating expenses	3,771,971	4,295,428	4,062,566
Operating income	146,865	156,656	280,780
Investment and other income (expense)
Equity in earnings of unconsolidated entities	131,949	90,364	83,566
Interest and dividend income	3,961	3,644	3,395
Gain (loss) on investments	18,556	(3,718)	11,373
Interest expense	(43,963)	(42,393)	(65,614)
Other, net	288	500	(678)
Total investment and other income (expense)	110,791	48,397	32,042
Income before income taxes	257,656	205,053	312,822
Income tax expense	113,134	63,977	114,078
Net income	144,522	141,076	198,744
Less: Net income attributable to noncontrolling interests, net of tax	4,484	30,070	23,703
Net income attributable to U.S. Cellular shareholders	$ 140,038	$ 111,006	$ 175,041
Basic weighted average shares outstanding	83,968	84,645	84,877
Basic earnings per share attributable to U.S. Cellular shareholders	$ 1.67	$ 1.31	$ 2.06
Diluted weighted average shares outstanding	84,730	85,230	85,448
Diluted earnings per share attributable to U.S. Cellular shareholders	$ 1.65	$ 1.30	$ 2.05
Special dividend per share to U.S. Cellular shareholders	$ 5.75